BACKGROUND AND ORGANIZATION (Details Narrative)		3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 30, 2022 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 02, 2023 shares	Aug. 30, 2022 ₨ / shares shares	Mar. 17, 2021 $ / shares shares	Sep. 21, 2018 $ / shares shares	Oct. 05, 2017 $ / shares shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized		300,000,000				300,000,000		300,000,000	300,000,000
Common stock, par value | $ / shares		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized		50,000,000				50,000,000		50,000,000	50,000,000
Preferred stock, par value | $ / shares		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Net loss attributable to the non-controlling interest | $		$ 764	$ 32,894	$ 11,691	$ 51,116	$ 33,658	$ 62,807	$ 193,372	$ 496,297
Common stock, shares issued		132,035,294		0		132,035,294	0	123,252,235	110,840,998	123,252,235
Common stock, shares outstanding		132,035,294		0		132,035,294	0	123,252,235	110,840,998	123,252,235
Pharmalectin B V I [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized												50,000
Common stock, par value | $ / shares												$ 1.00
Common stock, shares outstanding		50,000				50,000
Pharmalectin India Pvt Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized	50,000										50,000
Common stock, par value | (per share)	$ 0.12										₨ 10
Common stock, shares outstanding	41,020										41,020
[custom:CommonStockSharesOutstandingRoundOff-0]	41,000										41,000
[custom:PercentageOfOutstandingShares]	99.95%
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest percentage								85.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized													300,000,000	95,000,000
Common stock, par value | $ / shares													$ 0.001	$ 0.0001
Common stock, shares authorized													50,000,000	5,000,000
Preferred stock, par value | $ / shares													$ 0.001	$ 0.0001
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized														95,000,000
Common stock, par value | $ / shares														$ 0.0001
Common stock, shares authorized														5,000,000
Preferred stock, par value | $ / shares														$ 0.0001
Common stock, shares issued		30,000,000				30,000,000		30,000,000	30,000,000
Common stock, shares outstanding		19,650,000				19,650,000		19,650,000	19,650,000
Pharmalectin, Inc. [Member] | Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding		15,000,000				15,000,000		15,000,000	15,000,000
Pharmalectin, Inc. [Member] | Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding		4,650,000				4,650,000		4,650,000
Options outstanding		4,500,000				4,500,000		4,500,000